Trading assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trading assets:
Total trading assets	$ 0	$ 5,265
Trading liabilities:
Trading liabilities	72	32,304
Interest Rate Swap [Member]
Trading liabilities:
Trading liabilities	65	100
Cross Currency Interest Rate Swaps [Member]
Trading liabilities:
Trading liabilities	7	32,182
Forward Foreign Exchange [Member]
Trading assets:
Total trading assets	0	50
Trading liabilities:
Trading liabilities	0	22
Future [Member]
Trading assets:
Total trading assets	0	20
Cross Currency Swaps [Member]
Trading assets:
Total trading assets	0	49
Sovereign Bonds [Member]
Trading assets:
Total trading assets	$ 0	$ 5,146